RESEARCH AND DEVELOPMENT EXPENDITURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research expenditures related to the development of new products and processes, including significant improvements and refinements to existing products	$ 190	$ 193	$ 177